Income Taxes (Tables)	12 Months Ended
Dec. 31, 2018
Income Taxes
Summary of reconciliation of federal statutory income tax rate to the Company's effective income tax rate

	December 31,
	2018	2017
Expected income tax benefit at the federal statutory rate	21.0%	34.0%
State taxes, net of federal benefit	6.5	6.5
Research and development credit, net	7.2	4.7
Non-deductible items	(2.2)	(5.3)
Prior year provision to return adjustments	(7.7)	4.1
Tax rate reduction due to the Tax Act	—	(15.6)
Other	0.3	(2.9)
Change in valuation allowance	(25.1)	(25.5)
Total	—%	—%

Summary of components of deferred tax assets

The principal components of the Company’s deferred tax assets consisted of the following as of December 31, 2018 and 2017 (in thousands):

	December 31,
	2018	2017
Deferred tax assets:
Federal and state net operating loss carryforwards	$11,946	$6,176
Research and development tax credits	3,393	1,283
Charitable contribution carryforwards	165	153
Accruals	290	135
Other	23	4
Gross deferred tax assets	15,817	7,751
Less: valuation allowance	(15,525)	(7,491)
Total deferred tax assets	$292	$260
Deferred tax liabilities:
Depreciation and amortization	$(292)	$(260)
Gross deferred tax liabilities	$(292)	$(260)
Net deferred tax assets	$—	$—